Share-Based Compensation - Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation
Average risk-free rate of return	2.78%	1.93%
Weighted average expected option life	6 years 1 month 6 days	6 years 1 month 6 days
Estimated volatility	57.60%	68.80%
Average dividend yield	0.00%	0.00%